LEASE LIABILITY (Details 1)	Jun. 30, 2021 CAD ($)
LEASE LIABILITY
Less than one year	$ 712,733
One to five years	2,703,948
More than five years	736,094
Total undiscounted lease obligation	$ 4,152,775